RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 3.2	$ 5.6	$ 6.1
Share-based compensation	(1.3)	1.2	3.9
Termination and other long-term benefits	0.9	0.3	0.3
Total compensation	$ 2.8	$ 7.1	$ 10.3